Income Tax (Details) - Schedule of Income Tax Expense (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense [Abstract]
Tax rate	25.00%	25.00%	25.00%